UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22158

The Thirty-Eight Hundred Fund, LLC
(Exact name of registrant as specified in charter)

3800 Howard Hughes Parkway, Suite 900 Las Vegas, Nevada			89169-0925
(Address of principal executive offices)			(Zip code)

Joseph R. York The Thirty-Eight Hundred Fund, LLC 3800 Howard Hughes Parkway, Suite 900 Las Vegas, Nevada 89169-0925
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(702) 791-6346

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report(s) to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is as follows:

The Thirty-Eight Hundred Fund, LLC
Semi-Annual Report
May 31, 2010
(unaudited)

The Thirty-Eight Hundred Fund, LLC

The Thirty-Eight Hundred Fund, LLC

Portfolio of Investments

May 31, 2010 (unaudited)

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY— 12.8%
Federal National Mortgage Association (Fannie Mae) (a)
Pool # 898832, 5.50%, 11/01/36	$13,522,821	$14,443,996
Pool # 256513, 5.50%, 12/01/36	18,302,136	19,548,877
Pool # 922039, 5.50%, 2/01/37	22,213,105	23,700,716
Pool # 916976, 5.50%, 4/01/37	18,466,103	19,702,778
Pool # 256799, 5.50%, 7/01/37	15,608,589	16,653,896
Pool # 936523, 5.50%, 7/01/37	19,011,490	20,284,689
Pool # 888638, 5.50%, 9/01/37	9,838,447	10,497,328
Pool # 966544, 5.50%, 10/01/37	6,859,227	7,318,589
Pool # 947985, 5.50%, 11/01/37	28,993,712	30,935,421
Pool # 953397, 5.50%, 11/01/37	16,557,969	17,666,857
Pool # 966312, 5.50%, 11/01/37	385,925	411,771
Pool # 954918, 5.50%, 12/01/37	7,002,541	7,471,501
Pool # 956968, 5.50%, 12/01/37	8,939,429	9,538,102
Pool # 959005, 5.50%, 12/01/37	5,325,965	5,682,644
Pool # 960376, 5.50%, 12/01/37	16,905,633	18,037,803
Pool # 960392, 5.50%, 12/01/37	14,475,326	15,444,739
Pool # 965506, 5.50%, 12/01/37	9,511,715	10,148,715
Pool # 966418, 5.50%, 12/01/37	11,801,757	12,592,121
Pool # 966422, 5.50%, 12/01/37	5,261,094	5,613,430
Pool # 967277, 5.50%, 12/01/37	10,280,304	10,968,776
Pool # 933343, 5.50%, 1/01/38	4,042,218	4,312,926
Pool # 953590, 5.50%, 1/01/38	18,510,604	19,750,259
Pool # 954243, 5.50%, 1/01/38	5,717,857	6,100,782
Pool # 956507, 5.50%, 1/01/38	4,561,907	4,867,418
Pool # 956844, 5.50%, 1/01/38	4,650,737	4,962,197
Pool # 956846, 5.50%, 1/01/38	23,020,889	24,562,597
Pool # 956847, 5.50%, 1/01/38	19,037,511	20,312,454
Pool # 960427, 5.50%, 1/01/38	18,416,511	19,649,864
Pool # 960482, 5.50%, 1/01/38	21,552,770	22,996,159
Pool # 960511, 5.50%, 1/01/38	35,349,229	37,716,566
Pool # 960550, 5.50%, 1/01/38	16,226,644	17,313,343
Pool # 960569, 5.50%, 1/01/38	12,341,446	13,167,952
Pool # 960718, 5.50%, 1/01/38	23,786,346	25,379,318
Pool # 960757, 5.50%, 1/01/38	3,880,143	4,139,996
Pool # 961311, 5.50%, 1/01/38	16,098,463	17,176,577
Pool # 961347, 5.50%, 1/01/38	33,893,633	36,163,490
Pool # 965620, 5.50%, 1/01/38	4,382,360	4,675,847
Pool # 966745, 5.50%, 1/01/38	4,777,553	5,097,505
Pool # 966758, 5.50%, 1/01/38	5,465,298	5,831,309
Pool # 966764, 5.50%, 1/01/38	4,686,899	5,000,780
Pool # 967040, 5.50%, 1/01/38	13,070,617	13,945,957
Pool # 967985, 5.50%, 1/01/38	4,687,232	5,001,136
Pool # 961426, 5.50%, 2/01/38	24,882,744	26,549,141
Pool # 961456, 5.50%, 2/01/38	11,469,534	12,237,649
Pool # 961491, 5.50%, 2/01/38	22,969,649	24,507,926
Pool # 961529, 5.50%, 2/01/38	19,028,408	20,302,741
Pool # 961632, 5.50%, 2/01/38	4,670,007	4,982,758
Pool # 961691, 5.50%, 2/01/38	5,347,087	5,705,181
Pool # 966779, 5.50%, 2/01/38	2,518,428	2,687,087
Pool # 968302, 5.50%, 2/01/38	24,674,011	26,326,429
Pool # 968328, 5.50%, 2/01/38	10,628,803	11,340,614
Pool # 969008, 5.50%, 2/01/38	5,211,717	5,560,746
Pool # 969397, 5.50%, 2/01/38	206,570	220,404
Pool # 969700, 5.50%, 2/01/38	11,869,948	12,664,878
Pool # 972203, 5.50%, 2/01/38	3,608,817	3,850,499
Pool # 257123, 5.50%, 3/01/38	5,097,543	5,438,926
Pool # 933721, 5.50%, 3/01/38	45,227,485	48,256,369
Pool # 953613, 5.50%, 3/01/38	7,108,833	7,584,911
Pool # 956868, 5.50%, 3/01/38	3,632,056	3,875,295
Pool # 962281, 5.50%, 3/01/38	65,458,464	69,842,217
Pool # 962304, 5.50%, 3/01/38	42,270,846	45,101,725
Pool # 962344, 5.50%, 3/01/38	57,488,621	61,338,634
Pool # 965756, 5.50%, 3/01/38	9,387,712	10,016,407
Pool # 972385, 5.50%, 3/01/38	12,551,763	13,392,354
Pool # 973028, 5.50%, 3/01/38	7,336,840	7,828,188
Pool # 975198, 5.50%, 3/01/38	13,774,292	14,696,757
Pool # 975202, 5.50%, 3/01/38	4,063,184	4,335,296
Pool # 257161, 5.50%, 4/01/38	29,054,992	31,000,805
Pool # 962441, 5.50%, 4/01/38	12,205,473	13,022,873
Pool # 976379, 5.50%, 4/01/38	17,399,256	18,564,484
Pool # 984745, 5.50%, 6/01/38	7,731,349	8,249,118
Pool # 986013, 5.50%, 6/01/38	36,285,429	38,715,464
Pool # 986519, 5.50%, 6/01/38	20,910,965	22,311,373
Pool # 964380, 5.50%, 7/01/38	5,955,414	6,354,248
Pool # 970025, 5.50%, 7/01/38	8,588,496	9,163,668
Pool # 981517, 5.50%, 7/01/38	8,334,880	8,893,067
Pool # 981723, 5.50%, 7/01/38	11,511,820	12,282,767

The accompanying notes are an integral part of these financial statements .

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (continued)
Federal National Mortgage Association (Fannie Mae) (continued)
Pool # 981872, 5.50%, 7/01/38	$10,505,424	$11,208,972
Pool # 982199, 5.50%, 7/01/38	18,011,058	19,217,258
Pool # 982664, 5.50%, 7/01/38	21,145,754	22,561,885
Pool # 983334, 5.50%, 7/01/38	29,721,432	31,711,876
Pool # 985704, 5.50%, 7/01/38	24,685,235	26,338,405
Pool # 986043, 5.50%, 7/01/38	13,071,857	13,947,279
Pool # 986656, 5.50%, 7/01/38	86,950,926	92,774,030
Pool # 986657, 5.50%, 7/01/38	12,817,233	13,675,603
Pool # 986686, 5.50%, 7/01/38	8,308,436	8,864,852
Pool # 986734, 5.50%, 7/01/38	6,981,914	7,449,493
Pool # 257306, 5.50%, 8/01/38	20,401,333	21,767,610
Pool # 964528, 5.50%, 8/01/38	24,070,832	25,682,856
Total Residential Mortgage-Backed Securities—Agency (Cost $1,382,444.663)		1,507,188,299

RESIDENTIAL MORTGAGE-BACKED SECURITIES— 22.7%
Adjustable Rate Mortgage Trust
Series 2004-5, Class 4A1
5.29%, 4/25/35 (b)	15,255,651	13,815,072
Banc of America Funding Corp.
Series 2004-2, Class 3A11
5.25%, 9/20/34	5,193,851	5,145,564
Series 2005-8, Class 1A1
5.50%, 1/25/36	9,465,460	9,150,439
Series 2005-G, Class A1
5.17%, 10/20/35 (b)	18,288,303	17,430,371
Series 2006-D, Class 5A1
5.73%, 5/20/36 (b)	24,395,976	20,367,324
Series 2007-D, Class 3A1
5.61%, 6/20/37 (b)	10,905,029	9,043,656
Banc of America Mortgage Securities, Inc.
Series 2004-7, Class 2A3
5.75%, 8/25/34	13,280,262	12,945,493
Series 2004-D, Class 2A8
2.96%, 5/25/34 (b)	24,027,000	22,723,559
Series 2004-E, Class 2A6
2.88%, 6/25/34 (b)	9,448,390	8,425,787
Series 2004-L, Class 3A1
5.00%, 1/25/35 (b)	18,168,317	18,175,668
Series 2005-G, Class 4A3
5.23%, 8/25/35 (b)	17,443,176	16,942,574
Series 2005-H, Class 3A1
5.05%, 9/25/35 (b)	65,072,020	61,697,183
Series 2005-H, Class 4A2
5.12%, 9/25/35 (b)	15,388,310	15,262,686
Series 2005-J, Class 4A1
5.30%, 11/25/35 (b)	36,519,729	34,959,569
Series 2005-L, Class 4A1
5.50%, 1/25/36 (b)	66,331,201	66,435,924
Series 2006-A, Class 4A1
5.66%, 2/25/36 (b)	15,121,790	14,677,784
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-9, Class 3A2
4.97%, 2/25/34 (b)	2,899,760	2,840,465
Chase Mortgage Finance Trust
Series 2007-A1, Class 7A1
3.45%, 2/25/37 (b)	19,646,955	19,559,047
Citicorp Mortgage Securities, Inc.
Series 2003-6, Class 1A2
4.50%, 5/25/33	4,340,761	4,378,465
Series 2005-5, Class 3A1
5.00%, 8/25/35	14,534,464	13,687,378
Citigroup Mortgage Loan Trust, Inc.
Series 2005-4, Class A
5.34%, 8/25/35 (b)	56,025,139	53,302,272
Series 2007-AR4, Class 1A1A
5.91%, 3/25/37 (b)	144,018,168	117,500,103
Series 2009-6, Class 5A1
6.25%, 11/25/37 (b)(c)	77,512,885	77,574,662
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-7, Class A2
0.74%, 5/25/33 (b)	6,914,674	6,301,916
Series 2003-42, Class 2A4
3.69%, 10/25/33 (b)	17,417,007	15,163,508
Series 2003-56, Class 2A5
3.59%, 12/25/33 (b)	25,470,447	24,820,920

The accompanying notes are an integral part of these financial statements .

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Countrywide Home Loan Mortgage Pass-Through Trust (continued)
Series 2005-5, Class A6
5.50%, 3/25/35	$24,505,577	$23,091,909
Series 2005-14, Class A2
5.50%, 7/25/35	8,309,483	7,783,649
Series 2007-1, Class A2
6.00%, 3/25/37	22,145,789	18,549,778
Series 2007-1, Class A4
6.00%, 3/25/37	22,483,844	19,332,981
First Horizon Mortgage Pass-Through Trust
Series 2005-1, Class 1A1
5.00%, 3/25/35	16,660,247	16,511,354
Series 2005-5, Class 1A4
5.50%, 10/25/35	16,140,986	15,364,040
Series 2005-7, Class A9
5.50%, 12/25/35	7,786,544	7,214,171
Series 2005-AR3, Class 3A1
5.50%, 8/25/35 (b)	9,975,227	9,286,910
Series 2006-4, Class 1A15
6.00%, 2/25/37	11,896,762	10,680,856
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1, Class 2A1
5.67%, 3/25/37 (b)	33,229,606	23,260,378
Jefferies & Co., Inc.
Series 2009-R1, Class 5A1
5.11%, 5/21/36 (b)(c)	17,706,506	16,350,684
J.P. Morgan Mortgage Trust
Series 2003-A1, Class 4A4
4.70%, 10/25/33 (b)	5,000,000	4,521,901
Series 2004-A3, Class 3A3
4.92%, 7/25/34 (b)	13,402,100	13,283,884
Series 2004-A4, Class 2A2
4.66%, 9/25/34 (b)	7,240,123	7,328,499
Series 2005-A1, Class A1
5.21%, 2/25/35 (b)	20,992,999	20,835,383
Series 2005-A3, Class 6A2
2.97%, 6/25/35 (b)	15,712,960	12,850,294
Series 2005-A5, Class TA1
5.43%, 8/25/35 (b)	130,951,000	129,472,838
Series 2005-S2, Class 2A2
5.25%, 9/25/35	15,404,305	13,858,775
J.P. Morgan Re-Remic
Series 2009-1, Class A1
5.00%, 1/26/21 (c)	43,539,549	41,586,948
Lehman Mortgage Trust
Series 2008-2, Class 1A11
6.00%, 3/25/38	96,286,632	83,216,300
MASTR Adjustable Rate Mortgages Trust
Series 2003-4, Class 2A1
2.64%, 10/25/33 (b)	23,053,368	22,448,563
Merrill Lynch Mortgage Investors Trust
Series MLCC, 2001-A, Class A
0.63%, 4/15/26 (b)	61,135,490	56,619,020
Series MLCC, 2004-A1, Class 2A2
2.82%, 2/25/34 (b)	14,816,655	13,741,531
Series MLCC, 2006-2, Class 4A
5.76%, 5/25/36 (b)	14,603,745	13,891,838
Series MLCC, 2007-1, Class 3A
6.17%, 1/25/37 (b)	13,631,622	12,580,833
Series MLCC, 2007-1, Class 4A2
5.71%, 1/25/37 (b)	10,577,000	10,332,173
Series MLCC, 2007-1, Class 4A3
5.71%, 1/25/37 (b)	16,250,000	15,107,493
PHHMC Mortgage Pass Through Certificates
Series 2008-CIM1, Class 21A1
6.00%, 5/25/38	34,594,082	33,107,615
Series 2008-CIM2, Class 2A1
5.05%, 7/25/38 (b)	29,169,214	28,876,968
Series 2008-CIM2, Class 3A1
5.30%, 7/25/38 (b)	7,872,379	7,615,991
Prime Mortgage Trust
Series 2003-2, Class 1A3
4.75%, 10/25/33	10,013,858	10,047,024
RBSSP Resecuritization Trust
Series 2009-6, Class 3A1
5.34%, 1/26/36 (b)(c)	592,581,671	595,272,584

The accompanying notes are an integral part of these financial statements

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust
Series 2004-5, Class A1
1.82%, 6/20/34 (b)	$10,978,334	$10,217,101
Series 2004-6, Class A1
2.00%, 7/20/34 (b)	11,768,430	9,728,514
Series 2007-1, Class 5A1
5.85%, 10/20/46 (b)	40,902,928	34,063,926
Thornburg Mortgage Securities Trust
Series 2003-2, Class A1
1.02%, 4/25/43 (b)	13,708,704	12,656,992
Series 2003-3, Class A4
4.11%, 6/25/43 (b)	22,690,813	22,508,481
Series 2003-4, Class A1
0.66%, 9/25/43 (b)	12,782,411	11,562,936
Series 2004-1, Class I2A
1.24%, 3/25/44 (b)	1,250,949	1,238,357
Series 2004-4, Class 1A
0.63%, 12/25/44 (b)	4,247,502	3,518,463
WaMu Mortgage Pass-Through Certificates
Series 2007-HY5, Class 3A1
5.80%, 5/25/37 (b)	14,218,898	12,321,556
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-A, Class A5
3.59%, 2/25/33 (b)	3,689,905	3,348,833
Series 2004-EE, Class 3A1
3.15%, 12/25/34 (b)	4,481,006	4,514,547
Series 2004-EE, Class 3A2
3.15%, 12/25/34 (b)	10,489,819	10,734,940
Series 2004-K, Class 1A2
4.47%, 7/25/34 (b)	10,769,065	10,722,972
Series 2004-P, Class 2A1
3.02%, 9/25/34 (b)	6,578,712	6,445,529
Series 2004-Q, Class 1A3
4.87%, 9/25/34 (b)	3,328,402	2,994,605
Series 2004-R, Class 2A1
3.00%, 9/25/34 (b)	11,201,295	11,135,632
Series 2005-AR6, Class A1
5.02%, 4/25/35 (b)	33,830,731	32,621,702
Series 2005-AR16, Class 6A3
3.60%, 10/25/35 (b)	62,414,067	59,774,514
Series 2006-2, Class 1A1
5.00%, 3/25/36	8,764,619	7,949,501
Series 2006-2, Class 1A10
5.50%, 3/25/36	17,126,000	15,017,515
Series 2006-2, Class 3A1
5.75%, 3/25/36	30,276,112	28,239,105
Series 2006-11, Class A8
6.00%, 9/25/36	36,467,062	31,618,081
Series 2006-14, Class A1
6.00%, 10/25/36	23,373,124	20,849,556
Series 2006-AR4, Class 2A4
5.70%, 4/25/36 (b)	39,500,000	32,917,756
Series 2006-AR11, Class A1
5.33%, 8/25/36 (b)	13,852,480	12,376,087
Series 2006-AR17, Class A2
5.63%, 10/25/36 (b)	11,814,874	8,952,277
Series 2007-1, Class A4
5.75%, 2/25/37	7,840,548	7,148,094
Series 2007-6, Class A6
6.00%, 5/25/37	37,314,694	32,369,788
Series 2007-7, Class A1
6.00%, 6/25/37	34,717,243	29,309,998
Series 2007-13, Class A7
6.00%, 9/25/37	24,879,632	21,959,385
Series 2007-14, Class 1A1
6.00%, 10/25/37	44,032,103	38,617,528
Series 2007-14, Class 2A1
5.50%, 10/25/22	21,705,272	21,786,666
Series 2007-16, Class 1A1
6.00%, 12/28/37	74,861,938	73,891,068
Series 2007-AR9, Class A1
6.00%, 12/28/37 (b)	28,323,877	25,764,585
Total Residential Mortgage-Backed Securities (Cost $2,553,657,100)		2,665,227,144

The accompanying notes are an integral part of these financial statements .

	Principal
Description	Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 32.1%
Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class A4
5.93%, 5/10/45 (b)	$27,695,000	$28,470,947
Series 2006-2, Class AM
5.96%, 5/10/45 (b)	2,710,000	2,434,542
Series 2006-3, Class A4
5.89%, 7/10/44 (b)	29,675,000	29,807,054
Series 2006-3, Class AM
6.01%, 7/10/44 (b)	2,495,000	2,089,618
Series 2006-4, Class A4
5.63%, 7/10/46	6,000,000	6,067,458
Series 2006-5, Class A4
5.41%, 9/10/47	15,555,000	15,613,692
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW12, Class A4
5.91%, 9/11/38 (b)	5,000,000	5,201,573
Series 2006-PW12, Class AJ
5.95%, 9/11/38 (b)	2,600,000	2,065,527
Series 2006-PW13, Class A4
5.54%, 9/11/41	2,170,000	2,205,401
Series 2006-PW14, Class AJ
5.27%, 12/11/38	5,000,000	4,013,725
Series 2007-PW15, Class A4
5.33%, 2/11/44	51,123,000	49,614,018
Series 2007-PW15, Class AM
5.36%, 2/11/44	12,500,000	9,891,273
Series 2007-PW16, Class A4
5.91%, 6/11/40 (b)	103,572,000	103,558,732
Series 2007-PW17, Class A4
5.69%, 6/11/50 (b)	20,000,000	19,773,570
Series 2007-PW18, Class A4
5.70%, 6/11/50	7,500,000	7,405,513
Series 2007-T26, Class A4
5.47%, 1/12/45 (b)	54,350,000	55,120,688
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A4
5.89%, 12/10/49 (b)	75,000,000	74,060,325
Series 2008-C7, Class A4
6.30%, 12/10/49 (b)	77,612,805	77,673,816
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD2, Class A4
5.55%, 1/15/46 (b)	20,000,000	20,060,856
Series 2006-CD3, Class A5
5.62%, 10/15/48	14,500,000	14,498,151
Series 2007-CD4, Class A4
5.32%, 12/11/49	79,668,000	75,413,426
Series 2007-CD4, Class AMFX
5.37%, 12/11/49 (b)	6,770,500	5,365,436
Series 2007-CD5, Class A4
5.89%, 11/15/44 (b)	4,050,000	3,999,297
Commercial Mortgage Pass-Through Certificates
Series 2006-C7, Class A4
5.96%, 6/10/46 (b)	34,500,000	35,593,795
Series 2007-C9, Class A4
6.01%, 12/10/49 (b)	128,891,353	129,789,507
Credit Suisse Commercial Mortgage Trust
Series 2006-C2, Class A3
5.85%, 3/15/39 (b)	2,200,000	2,201,073
Series 2006-C3, Class A3
6.02%, 6/15/38 (b)	12,500,000	12,676,565
Series 2006-C5, Class A3
5.31%, 12/15/39	10,000,000	9,678,160
Series 2007-C1, Class A3
5.38%, 2/15/40	12,500,000	11,287,829
Series 2007-C5, Class A4
5.70%, 9/15/40 (b)	12,782,500	11,399,929
Series 2009-4R, Class 1A1
5.43%, 4/25/36 (b)(c)	66,402,501	65,813,770
Series 2009-4R, Class 2A1
5.79%, 4/25/36 (b)(c)	302,464,799	300,126,837
Series 2009-5R, Class 1A1
5.99%, 7/26/49 (b)(c)	284,146,937	282,857,478
Series 2009-5R, Class 2A1
6.04%, 7/26/49 (b)(c)	155,268,506	154,829,873
CW Capital Cobalt Ltd.
Series 2006-C1, Class A4
5.22%, 8/15/48	2,850,000	2,732,824

The accompanying notes are an integral part of these financial statements .

	Principal
Description	Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CW Capital Cobalt Ltd. (continued)
Series 2007-C2, Class A3
5.48%, 4/15/47 (b)	$168,812,537	$153,057,499
Series 2007-C3, Class A4
6.02%, 5/15/46 (b)	157,295,000	145,646,393
DB Master Finance, LLC
Series 2006-1, Class A2
5.78%, 6/20/31 (c)	5,000,000	4,932,950
Goldman Sachs Mortgage Securities Corporation II
Series 2007-GG10, Class A4
6.00%, 8/10/45 (b)	57,000,000	53,519,899
Greenwich Capital Commercial Funding Corp
Series 2006-GG7, Class A4
6.09%, 7/10/38 (b)	102,660,000	104,138,633
Series 2007-GG9, Class A4
5.44%, 3/10/39	52,162,500	50,407,065
Series 2007-GG11, Class A4
5.74%, 12/10/49	25,000,000	24,354,535
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.48%, 12/12/44 (b)	12,500,000	12,728,877
Series 2006-CB14, Class AJ
5.68%, 12/12/44 (b)	10,000,000	6,886,659
Series 2006-CB16, Class A4
5.55%, 5/12/45	7,550,000	7,613,899
Series 2006-CB17, Class A4
5.43%, 12/12/43	113,554,500	113,783,608
Series 2006-CB17, Class AJ
5.49%, 12/12/43 (b)	10,000,000	6,491,887
Series 2006-LDP7, Class A4
6.06%, 4/15/45 (b)	19,968,000	20,804,069
Series 2006-LDP8, Class A4
5.40%, 5/15/45	6,000,000	6,057,077
Series 2006-LDP9, Class A3
5.34%, 5/15/47	14,530,000	13,964,439
Series 2007-C1, Class A4
5.72%, 2/15/51	50,000,000	48,630,170
Series 2007-CB18, Class A4
5.44%, 6/12/47	105,915,000	102,579,620
Series 2007-CB19, Class A4
5.94%, 2/12/49 (b)	14,815,000	14,311,837
Series 2007-CB20, Class A4
5.79%, 2/12/51 (b)	50,000,000	49,544,650
Series 2007-LDPX, Class AM
5.46%, 1/15/49 (b)	16,582,500	13,145,802
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.16%, 2/15/31	1,275,000	1,293,962
Series 2006-C3, Class A4
5.66%, 3/15/39 (b)	7,500,000	7,654,473
Series 2007-C1, Class A4
5.42%, 2/15/40	37,500,000	36,392,213
Series 2007-C1, Class AM
5.46%, 2/15/40	11,624,000	9,783,073
Series 2007-C2, Class A3
5.43%, 2/15/40	18,095,000	17,403,065
Series 2007-C7, Class A3
5.87%, 9/15/45 (b)	186,017,500	181,935,625
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.41%, 7/12/46 (b)	11,700,000	11,598,244
Series 2006-3, Class AM
5.46%, 7/12/46 (b)	10,000,000	8,105,053
Series 2006-4, Class A3
5.17%, 12/12/49 (b)	51,059,500	48,905,095
Series 2007-5, Class A4
5.38%, 8/12/48	35,557,000	32,353,937
Series 2007-6, Class A4
5.49%, 3/12/51 (b)	48,160,000	44,529,391
Series 2007-8, Class A3
6.15%, 8/12/49 (b)	131,633,000	130,918,272
Series 2007-9, Class A4
5.70%, 9/12/49	36,171,000	35,469,029
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A4
5.74%, 8/12/43 (b)	69,750,000	71,736,620
Series 2008-C1, Class A4
5.69%, 2/12/51	2,476,000	2,414,101
Morgan Stanley Capital I Trust
Series 2006-HQ9, Class A4
5.73%, 7/12/44 (b)	16,000,000	16,587,958

The accompanying notes are an integral part of these financial statements .

	Principal
Description	Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust (continued)
Series 2006-HQ10, Class A4
5.33%, 11/12/41	$23,950,000	$23,544,790
Series 2006-T21, Class AJ
5.27%, 10/12/52 (b)	4,975,000	3,385,717
Series 2007-HQ11, Class A4
5.45%, 2/12/44 (b)	45,415,000	43,649,728
Series 2007-IQ13, Class A4
5.36%, 3/15/44	104,360,000	100,370,046
Series 2007-IQ13, Class AM
5.41%, 3/15/44	25,000,000	20,682,440
Series 2007-IQ14, Class A4
5.69%, 4/15/49 (b)	44,375,000	40,975,746
Series 2007-IQ15, Class A4
6.08%, 6/11/49 (b)	14,875,000	14,924,561
Series 2007-IQ16, Class A4
5.81%, 12/12/49	86,936,200	85,924,376
Series 2007-IQ16, Class AM
6.32%, 12/12/49 (b)	12,750,000	10,671,617
Series 2007-T25, Class A3
5.51%, 11/12/49 (b)	106,540,000	108,515,475
Series 2008-T29, Class A4
6.46%, 1/11/43 (b)	50,000,000	52,891,470
TrizecHahn Office Properties Trust
Series 2001-TZHA, Class A4
6.53%, 5/15/16 (c)	12,800,000	13,276,780
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AM
5.82%, 5/15/46 (b)	20,000,000	15,780,230
Total Commercial Mortgage-Backed Securities (Cost $3,416,449,028)		3,777,664,933

AUTO LEASE BACKED SECURITIES— 8.9%
Ford Credit Auto Lease Trust
Series 2008-2
5.75%, 9/15/12 (c)(d)(e)	536,243,924	547,534,004
General Motors Auto Lease Trust
Capital Auto Receivables Asset Trust 2008-SNI
7.74%, 1/31/13 (c)(d)(e)	445,611,271	465,030,119
Hertz Vehicle Financing, LLC
Series 2005-1A, Class A4
0.59%, 11/25/11 (b)(c)	16,000,000	15,953,155
Series 2005-1A, Class A5
5.08%, 11/25/11 (c)	1,500,000	1,515,503
Series 2005-2A, Class A5
0.59%, 11/25/11 (b)(c)	12,000,000	11,964,866
Total Auto Lease Backed Securities (Cost $1,010,336,918)		1,041,997,647

CREDIT CARD BACKED SECURITIES — 4.8%
American Express Credit Account Master Trust
Series 2007-7, Class B
0.51%, 2/17/15 (b)	520,000	513,016
Series 2007-8, Class B
1.04%, 5/15/15 (b)	5,000,000	4,988,330
Bank of America Credit Card Trust
Series 2006-A7, Class A7
0.38%, 12/15/16 (b)	8,000,000	7,863,456
Series 2006-A14, Class A14
0.40%, 4/15/16 (b)	50,000,000	49,365,615
Series 2006-C5, Class C5
0.74%, 1/15/16 (b)	20,355,000	19,334,160
Series 2007-A1, Class A1
5.17%, 6/15/19	15,000,000	16,624,300
Series 2007-A6, Class A6
0.40%, 9/15/16 (b)	2,400,000	2,364,371
Bank One Issuance Trust
Series 2003-A8, Class A8
0.59%, 5/16/16 (b)	25,000,000	24,919,038
Capital One Multi-Asset Execution Trust
Series 2004-C2, Class C2
1.39%, 12/15/16 (b)	5,500,000	5,272,562
Series 2006-A12, Class A
0.40%, 7/15/16 (b)	9,194,000	9,091,217
Series 2007-A1, Class A1
0.39%, 11/15/19 (b)	46,511,000	44,903,287

The accompanying notes are an integral part of these financial statements .

	Principal
Description	Amount	Value
CREDIT CARD BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust (continued)
Series 2007-A4, Class A4
0.37%, 3/16/15 (b)	$10,000,000	$9,948,346
Series 2007-A7, Class A7
5.75%, 7/15/20	35,700,000	40,714,005
Series 2007-C2, Class C2
0.64%, 11/15/14 (b)	6,000,000	5,861,582
Chase Issuance Trust
Series 2005-A6, Class A6
0.41%, 7/15/14 (b)	31,560,000	31,423,819
Series 2006-B1, Class B1
0.49%, 4/15/13 (b)	25,640,000	25,519,061
Series 2006-C4, Class C4
0.63%, 1/15/14 (b)	30,000,000	29,381,082
Series 2007-B1, Class B1
0.59%, 4/15/19 (b)	40,645,000	38,925,221
Series 2007-C1, Class C1
0.80%, 4/15/19 (b)	1,000,000	914,756
Series 2008-A13, Class A13
1.76%, 9/15/15 (b)	10,900,000	11,310,141
Citibank Credit Card Issuance Trust
Series 2005-A4, Class A4
4.40%, 6/20/14	25,000,000	26,450,246
Series 2005-A5, Class A5
4.55%, 6/20/17	15,000,000	16,126,008
Series 2007-A8, Class A8
5.65%, 9/20/19	30,000,000	33,861,804
Series 2008-A2, Class A2
1.49%, 1/23/20 (b)	6,965,000	7,220,604
MBNA Credit Card Master Note Trust
Series 2002-C3, Class C3
1.69%, 10/15/14 (b)	5,000,000	4,961,517
Series 2006-C2, Class C2
0.64%, 8/15/13 (b)	6,000,000	5,932,786
Series 2006-C3, Class C3
0.63%, 10/15/13 (b)	15,526,000	15,313,907
MBNA Credit Card Master Trust II
Series 1997-B, Class A
0.50%, 8/15/14 (b)	38,000,000	37,850,094
Sonic Capital, LLC
Series 2006-1A, Class A2
5.10%, 12/20/31 (c)	34,874,419	33,643,457
Total Credit Card Backed Securities (Cost $461,654,955)		560,597,788

STUDENT LOAN-BACKED SECURITY— 0.2%
SLM Student Loan Trust
Series 2003-B, Class A2
0.66%, 3/15/22 (b)
(Cost $28,466,901)	30,599,786	27,966,010

CORPORATE BONDS— 7.6%
AEROSPACE & DEFENSE— 0.0% (f)
L-3 Communications Corp.
6.13%, 1/15/14	2,000,000	2,040,000

AUTO COMPONENTS— 0.0% (f)
Johnson Controls, Inc.
5.50%, 1/15/16	5,000,000	5,450,020

BUILDING PRODUCTS— 0.1%
Masco Corp.
7.13%, 8/15/13	5,000,000	5,270,395
6.13%, 10/03/16	5,000,000	4,904,030
		10,174,425
CAPITAL MARKETS— 1.2%
Ameriprise Financial, Inc.
7.30%, 6/28/19	20,000,000	23,426,540
7.52%, 6/1/66 (b)	3,460,000	3,321,600
Bear Stearns Cos., Inc.
0.53%, 2/01/12 (b)	10,000,000	9,915,170
6.95%, 8/10/12	38,000,000	41,733,462

The accompanying notes are an integral part of these financial statements .

	Principal
Description	Amount	Value
CORPORATE BONDS (continued)
CAPITAL MARKETS (continued)
Morgan Stanley
0.58%, 4/19/12 (b)	$10,000,000	$9,768,050
2.93%, 5/14/13 (b)	40,000,000	39,927,600
5.38%, 10/15/15	10,000,000	9,867,080
		137,959,502
CHEMICALS— 0.0% (f)
Bunge Ltd. Finance Co.
8.50%, 6/15/19	4,000,000	4,658,620

COMMERCIAL BANKS— 0.0% (f)
Keycorp.
6.50%, 5/14/13	5,000,000	5,413,485

COMMERCIAL SERVICES & SUPPLIES— 0.0% (f)
Waste Management, Inc.
5.00%, 3/15/14	3,000,000	3,249,030

COMPUTERS & PERIPHERALS— 0.1%
International Business Machines Corp.
7.63%, 10/15/18	5,000,000	6,285,810

CONSUMER FINANCE— 0.4%
American Express Co.
7.25%, 5/20/14	45,000,000	51,055,245

CONTAINERS & PACKAGING— 0.1%
Sealed Air Corp.
5.63%, 7/15/13 (c)	5,000,000	5,326,585
7.88%, 6/15/17 (c)	4,000,000	4,228,872
		9,555,457
DIVERSIFIED FINANCIAL SERVICES— 1.9%
Bank of America Corp.
7.38%, 5/15/14	65,000,000	71,770,985
7.63%, 6/01/19	50,000,000	56,770,100
Cantor Fitzgerald, LP
7.88%, 10/15/19 (c)	10,000,000	10,177,110
Capital One Capital VI
8.88%, 5/15/40	8,641,000	8,907,661
Citigroup, Inc.
4.75%, 5/19/15	15,000,000	14,814,915
Janus Capital Group, Inc.
6.25%, 6/15/12	4,000,000	4,125,920
6.12%, 4/15/14	15,000,000	15,434,940
6.70%, 6/15/17	5,500,000	5,622,386
Merrill Lynch & Co.
6.88%, 4/25/18	15,000,000	15,449,865
Regions Financial Corp.
6.38%, 5/15/12	10,000,000	10,087,640
0.45%, 6/26/12 (b)	10,000,000	9,409,840
5.75%, 6/15/15	5,000,000	4,951,690
		227,523,052
ELECTRIC UTILITIES— 0.2%
FPL Group Capital, Inc.
7.88%, 12/15/15	15,000,000	18,303,735

HEALTH CARE PROVIDERS & SERVICES— 0.1%
Cardinal Health, Inc.
4.00%, 6/15/15	10,000,000	10,347,440

HOTELS, RESTAURANTS & LEISURE— 0.4%
International Game Technology
7.50%, 6/15/19	10,000,000	11,562,850
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 5/15/18	10,000,000	9,875,000
Yum! Brands, Inc.
6.25%, 3/15/18	20,000,000	22,296,560
		43,734,410
INSURANCE— 1.7%
Allstate Corp.
6.13%, 5/15/37 (b)	4,000,000	3,500,000
American Financial Group, Inc.
9.88%, 6/15/19	12,000,000	14,252,316
AON Corp.
8.21%, 1/1/27	29,600,000	31,367,061
Assurant, Inc.
5.63%, 2/15/14	7,945,000	8,345,237

The accompanying notes are an integral part of these financial statements .

	Principal
Description	Amount	Value
CORPORATE BONDS (continued)
INSURANCE (continued)
Commerce Group, Inc.
5.95%, 12/09/13	$10,918,000	$10,994,066
Genworth Life Institutional Funding Trust
5.88%, 5/03/13 (c)	15,000,000	15,630,090
Guardian Life Insurance Company of America
7.38%, 9/30/39 (c)	10,000,000	10,974,270
Infinity Property & Casualty Corp.
5.50%, 2/18/14	1,650,000	1,659,517
Markel Corp.
6.80%, 2/15/13	5,000,000	5,403,530
National Life Insurance Co.
10.50%, 9/15/39 (c)	3,000,000	3,378,507
Progressive Corp.
6.70%, 6/15/37 (b)	11,000,000	10,036,070
Protective Life Corp.
7.38%, 10/15/19	10,000,000	10,947,520
Provident Companies, Inc.
7.00%, 7/15/18	3,000,000	3,140,673
Prudential Financial, Inc.
6.20%, 1/15/15	4,000,000	4,401,360
8.88%, 6/15/38 (b)	8,278,000	8,774,680
Reinsurance Group of America, Inc.
6.45%, 11/15/19	10,000,000	10,472,300
Symetra Financial Corp.
8.30%, 10/15/37 (b)(c)	9,904,000	8,517,440
Travelers Companies, Inc.
6.25%, 3/15/37 (b)	11,350,000	10,580,209
Unum group
7.13%, 9/30/16	1,000,000	1,118,745
Willis North America, Inc.
6.20%, 3/28/17	2,000,000	2,052,996
7.00%, 9/29/19	10,000,000	10,450,950
W.R. Berkley Corp.
5.88%, 2/15/13	5,739,000	5,938,981
7.38%, 9/15/19	10,000,000	11,026,470
		202,962,988
MACHINERY— 0.2%
Caterpillar, Inc.
7.90%, 12/15/18	20,000,000	25,097,160

MEDIA— 0.2%
Comcast Corp.
6.30%, 11/15/17	8,000,000	8,901,112
5.70%, 5/15/18	5,000,000	5,406,525
Viacom, Inc.
6.25%, 4/30/16	5,000,000	5,612,830
		19,920,467
MULTILINE RETAIL— 0.1%
Nordstrom, Inc.
6.25%, 1/15/18	10,000,000	11,212,760

OFFICE ELECTRONICS— 0.1%
Xerox Corp.
6.35%, 5/15/18	7,000,000	7,588,154

OIL, GAS & CONSUMABLE FUELS— 0.3%
Kinder Morgan Energy Partners, LP
9.00%, 2/01/19	5,000,000	6,111,495
Midcontinent Express Pipeline
6.70%, 9/15/19 (c)	9,700,000	10,212,063
Plains All American Pipeline, LP
6.50%, 5/01/18	5,000,000	5,409,650
Rockies Express Pipeline
5.63%, 4/15/20 (c)	13,300,000	13,124,945
		34,858,153
ROAD & RAIL— 0.0% (f)
CSX Transportation, Inc.
8.38%, 10/15/14	4,606,662	5,482,619

The accompanying notes are an integral part of these financial statements .

	Principal
Description	Amount	Value
CORPORATE BONDS (continued)
SPECIALTY RETAIL— 0.5%
AutoZone, Inc.
7.13%, 8/01/18	$16,000,000	$18,603,488
CVS Pass-Through Trust
8.35%, 7/10/31 (c)	19,723,216	23,556,029
Home Depot, Inc.
5.20%, 3/01/11	5,000,000	5,141,735
5.40%, 3/01/16	6,250,000	6,800,144
		54,101,396
Total Corporate Bonds (Cost $806,302,347)		896,973,928

REAL ESTATE INVESTMENT TRUSTS— 0.4%
AMB Property, LP
6.13%, 12/01/16	3,650,000	3,860,667
Brandywine Operations Partnership, LP
5.40%, 11/01/14	3,800,000	3,899,461
Duke Realty LP
6.25%, 5/15/13	10,000,000	10,600,190
Federal Realty Investment Trust
5.95%, 8/15/14	5,000,000	5,441,540
Kimco Realty Corp.
6.00%, 11/30/12	6,000,000	6,509,412
Mack-Cali Realty Corp.
7.75%, 8/15/19	10,000,000	11,567,170
Regency Centers Corp.
4.95%, 4/15/14	1,375,000	1,400,633
Washington Real Estate Investment Trust
5.13%, 3/15/13	1,900,000	1,948,266
5.35%, 5/01/15	6,345,000	6,648,532
Total Real Estate Investment Trusts (Cost $46,402,442)		51,875,871

TERM LOANS— 2.3%
AUTOMOBILES— 0.0% (f)
Oshkosh Truck Corp., Term Loan B, 6.26%, 12/06/13 (b)	4,842,827	4,835,263

CHEMICALS— 0.6%
Celanese Holdings, LLC, Dollar Term Loan, 2.04%, 4/02/14 (b)	11,812,273	11,234,582
ISP Chemco, Inc., New Term Loan B, 2.13%, 6/04/14 (b)	13,329,188	12,569,425
Nalco Co., Term Loan B, 2.13%, 11/04/10 (b)	2,146,366	2,132,281
Rockwood Specialties Group, Inc., Term Loan H, 6.00%, 5/15/14 (b)	40,098,812	40,023,626
		65,959,914
COMMERCIAL SERVICES & SUPPLIES— 0.2%
Aramark Corp., Letter of Credit-1 Repo, 0.10% 7/26/16 (b)	319,857	304,963
Aramark Corp., Letter of Credit-2 Repo, 0.10% 7/26/16 (b)	576,165	557,620
Aramark Corp., Term Loan B Extended, 3.54%, 7/26/16 (b)	8,760,974	8,478,985
Aramark Corp., US Term Loan Non-Extended, 2.17%, 1/26/14 (b)	4,863,632	4,637,172
Cenveo Corp., Delayed Draw Term Loan, 4.77%, 6/21/13 (b)	72,262	71,539
Cenveo Corp., Term Loan C, 4.77%, 6/21/13 (b)	2,531,020	2,505,710
Hertz Corp., Letter of Credit, 0.27%, 12/21/12 (b)	1,682,825	1,602,890
Hertz Corp., Term Loan B, 2.09% - 2.10%, 12/21/12 (b)	9,122,096	8,688,796
		26,847,675
DIVERSIFIED FINANCIAL SERVICES— 0.0% (f)
Team Finance LLC, Term Loan, 2.28% - 2.48%, 11/23/12 (b)	4,885,204	4,647,050

DIVERSIFIED TELECOMMUNICATION SERVICES— 0.2%
Intelsat Corp., Tranche B-2-A Term Loan, 2.79%, 1/03/14 (b)	5,890,620	5,611,634
Intelsat Corp., Tranche B-2-B Term Loan, 2.79%, 1/03/14 (b)	5,888,812	5,609,912
Intelsat Corp., Tranche B-2-C Term Loan, 2.79%, 1/03/14 (b)	5,888,812	5,609,912
Windstream Corp., Term Loan B-1, 1.81%, 7/17/13 (b)	2,954,430	2,847,333
		19,678,791
ELECTRIC UTILITIES— 0.1%
Texas Competitive Electric Holding Co., LLC, Term Loan, Tranche B-3, 3.79% - 3.80%, 10/10/14 (b)	19,647,355	15,005,667

ENERGY EQUIPMENT & SERVICES— 0.1%
Covanta Energy Corp., 1st Lien, Credit-Link Deposit, 0.19%, 2/09/14 (b)	2,665,972	2,550,448
Covanta Energy Corp., 1st Lien, Term Loan, 1.81% - 1.94%, 2/09/14 (b)	5,252,799	5,025,179
		7,575,627
HEALTH CARE EQUIPMENT & SUPPLIES— 0.3%
Bausch & Lomb Inc., Delayed Draw Term Loan, 3.54%, 4/24/15 (b)	756,667	718,023
Bausch & Lomb Inc., Parent Term Loan, 3.54%, 4/24/15 (b)	3,120,000	2,960,658
Biomet, Inc., Dollar Term Loan, 3.28% - 3.35%, 9/25/13 (b)	19,692,008	19,143,093
Fresenius Medical Care AG & Co. KGaA, Term Loan B, 1.66% - 1.70%, 3/31/13 (b)	16,540,513	16,499,162
		39,320,936

The accompanying notes are an integral part of these financial statements .

	Principal
Description	Amount	Value
TERM LOANS (continued)
HEALTH CARE PROVIDERS & SERVICES— 0.1%
HCA, Inc., Term Loan A, 1.54%, 11/16/12 (b)	$3,133,402	$2,964,330
HealthSouth Corp., Term Loan, 2.51% - 2.55%, 3/10/13 (b)	2,746,205	2,640,361
Iasis Healthcare, LLC, Delayed Draw Term Loan, 2.35%, 3/14/14 (b)	705,781	665,199
Iasis Healthcare, LLC, Letter of Credit, 0.25%, 3/14/14 (b)	191,561	180,546
Iasis Healthcare, LLC, Term Loan B, 2.35%, 3/14/14 (b)	2,041,003	1,923,645
		8,374,081
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS— 0.1%
NRG Energy, Inc., Credit-Linked Deposit, 0.19%, 12/09/13 (b)	2,564,854	2,460,511
NRG Energy, Inc., Term Loan, 2.04% - 2.10%, 12/09/13 (b)	3,886,227	3,728,127
		6,188,638
MACHINERY— 0.2%
Bucyrus International, Inc. Tranche C Term Loan, 4.50%, 2/17/16 (b)	20,000,000	19,883,339

MEDIA— 0.0% (f)
Catalina Marketing Corp., Term Loan, 3.09%, 10/01/14 (b)	2,787,726	2,651,824
National CineMedia, LLC, Term Loan, 2.01%, 2/13/15 (b)	2,000,000	1,893,334
		4,545,158
MULTILINE RETAIL— 0.2%
Neiman-Marcus Group, Inc., Term Loan, 2.25% - 2.28%, 4/06/13 (b)	20,656,026	18,840,011

PAPER & FOREST PRODUCTS— 0.2%
Georgia-Pacific Corp., Additional Term Loan B, 2.29% - 2.43%, 12/21/12 (b)	2,197,393	2,142,709
Georgia-Pacific Corp., Term Loan A, 2.29%, 12/20/11 (b)	1,045,687	1,037,845
Georgia-Pacific Corp., Term Loan B, 2.25% - 2.54%, 12/21/12 (b)	10,105,258	9,853,779
Georgia-Pacific Corp., Term Loan C, 3.50% - 3.60%, 12/21/12 (b)	7,889,144	7,836,138
		20,870,471
Total Term Loans (Cost $251,838,498)		262,572,621

	Shares
SHORT-TERM INVESTMENTS— 9.6%
REPURCHASE AGREEMENT— 1.7%

RBS Securities, Inc. 0.22%, dated 5/28/10 due 6/04/10, repurchase price $200,008,556 (Collateralized by various Federal National Mortgage Adjustable Rates, 2.94% - 5.59%, 10/01/28 - 6/01/38, aggregate market value plus accrued interest $206,001,416)

(Cost $200,000,000)	200,000,000	200,000,000

MONEY MARKET FUNDS— 6.3%
Dreyfus Cash Management Fund - 0.12% (g)	345,398,966	345,398,966
DWS Money Market Series Institutional - 0.03% (g)	400,000,000	400,000,000
(Cost $745,398,966)		745,398,966

COMMERCIAL PAPER— 1.6%
Atlantic Asset Securitization Corp., 0.38%, 6/22/10	100,000,000	99,973,000
Windmill Funding Corp., 0.37%, 6/22/10	84,000,000	83,977,076
(Cost $183,959,704)		183,950,076

Total Short-Term Investments
(Cost $1,129,358,670)		1,129,349,042

Total Investments— 101.4%
(Cost $11,086,911,522) (h)		11,921,413,283

Liabilities in excess of other assets— (1.4)%		(163,490,694)
Net Assets—100.0%		$11,757,922,589

(a)          Fannie Mae remains in conservatorship since the Federal Housing Finance Agency put it there on September 7, 2008

(b)         Floating rate security. Rate disclosed was in effect at May 31, 2010.

(c)          Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At May 31, 2010, the value of these securities amounted to $2,733,389,581 or 23.2% of net assets.

(d)         Security fair-valued in accordance with procedures established by the Valuation Committee under the general supervision of the Board of Directors. At May 31, 2010, the value of these securities amounted to $1,012,564,123 or 8.6% of net assets.

(e)          Illiquid security. At May 31, 2010, the value of these securities amounted to $1,012,564,123 or 8.6% of net assets.

(f)            Less than 0.05%.

(g)         Represents annualized 7-day yield at May 31, 2010.

(h)         Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Aggregate gross unrealized appreciation	$909,426,587
Aggregate gross unrealized depreciation	(74,924,826)
Net unrealized appreciation	$834,501,761

The accompanying notes are an integral part of these financial statements .

The Thirty-Eight Hundred Fund, LLC

Portfolio of Investments (continued)

May 31, 2010

At May 31, 2010, the Fund’s portfolio composition was as follows:

Percentage of
Net Assets
Commercial Mortgage-Backed Securities	32.1%
Residential Mortgage-Backed Securities	22.7%
Residential Mortgage-Backed Securities—Agency	12.8%
Auto Lease Backed Securities	8.9%
Corporate Bonds	7.6%
Credit Card Backed Securities	4.8%
Term Loans	2.3%
Short-Term Investment	9.6%
Real Estate Investment Trusts	0.4%
Student Loan-Backed Security	0.2%
Total Investments	101.4%
Liabilities in Excess of Other Assets	(1.4)%
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC
Statement of Assets and Liabilities
May 31, 2010 (unaudited)

Assets:
Investments in securities at value (cost $10,886,911,522)	$11,721,413,283
Repurchase agreements (cost $200,000,000)	200,000,000
Interest receivable	53,239,090
Dividends receivable	84,454
Other assets	538,232
Total Assets	11,975,275,059

Liabilities:
Payable for investment securities purchased	30,008,515
Interest expense payable	251,003
Management fees payable	195,221
Other liabilities	297,731
Floating rate notes	186,600,000
Total Liabilities	217,352,470
Net Assets	$11,757,922,589

Components of Net Assets:
Paid-in capital	$10,586,931,463
Common shares ($1,000,000 par value per share)	5,000,000
Undistributed net investment income	326,472,015
Accumulated net realized gain on investments	5,017,350
Net unrealized appreciation on investments	834,501,761
Net Assets	$11,757,922,589

Common Shares Outstanding (10 Common Shares Authorized)	5
Net Asset Value, Per Common Share	2,351,584,517.80

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC
Statement of Operations
For the Six Months Ended May 31, 2010 (unaudited)

Investment Income:
Interest	$394,311,235
Dividends	336,599
Total Investment Income	394,647,834

Expenses:
Interest expense	3,424,323
Management fees	1,128,303
Administration, accounting, transfer agent and custody fees	513,605
Professional fees	183,958
Compliance service fees	71,803
Treasurer service fees	55,553
Directors’ fees	29,917
Distribution fees	29,917
Miscellaneous	29,006
Total Expenses	5,466,385
Net Investment Income	389,181,449

Realized and Unrealized Gain:
Net realized gain on investments	457,105
Net change in unrealized appreciation on investments	346,015,735
Net Realized and Unrealized Gain	346,472,840

Net Increase in Net Assets Resulting from Operations	$735,654,289

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Statements of Changes in Net Assets

	For the Six Months
	Ended	For the Year
	May 31, 2010	Ended
	(unaudited)	November 30, 2009
Operations:
Net investment income	$389,181,449	$732,571,106
Net realized gain on investments	457,105	19,908,121
Net change in unrealized appreciation/(depreciation) on investments and unfunded loan commitments	346,015,735	1,449,829,198
Net increase in net assets resulting from operations	735,654,289	2,202,308,425

Distributions To Shareholder From:
Net investment income	(5,000,000)	(1,173,366,448)
Net realized gain	—	(85,662,751)
Total distributions to shareholder	(5,000,000)	(1,259,029,199)

Capital Transactions:
Contributed additional paid-in capital	—	1,600,000,000

Increase in net assets	730,654,289	2,543,279,226

Net Assets:
Beginning of period	11,027,268,300	8,483,989,074

End of period	$11,757,922,589	$11,027,268,300

Undistributed net investment income/(distribution in excess of net investment income)	$326,472,015	$(57,709,434)
Common Share Transaction:
Common shares outstanding, beginning of period	5	5
Common shares sold	—	—
Common shares outstanding, end of period	5	5

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC
Statement of Cash Flows
For the Six Months Ended May 31, 2010 (unaudited)

Cash Flows from Operating Activities
Net increase in net assets resulting from operations	$735,654,289
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investment securities	(5,566,274,742)
Proceeds from sale of investment securities	5,197,447,835
Net realized gain on investments	(457,105)
Net change in unrealized appreciation on investments	(346,015,735)
Net amortization of premiums and accretion of discounts on debt instruments	(43,229,742)
(Increases)/decreases in operating assets:
Receivable for investment securities sold	850,935
Interest receivable	954,429
Dividends receivable	(70,386)
Other assets	1,251,617
Increases/(decreases) in operating liabilities:
Payable for investment securities purchased	24,871,015
Interest expense payable	27,200
Management fees payable	12,078
Other liabilities	(23,990)
Net cash used in operating activities	4,997,698
Cash Flows from Financing Activities
Distributions paid to shareholder	(5,000,000)
Net cash provided by financing activities	(5,000,000)
Net decrease in cash	(2,302)

Cash at Beginning of Period	2,302
Cash at End of Period	$—

Supplemental disclosures of cash flow information
Cash paid during the period for interest	$2,121,642

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC
Notes to Financial Statements
May 31, 2010 (unaudited)

1. Organization

The Thirty-Eight Hundred Fund, LLC (the “Fund”) (previously Jerboa Funding, LLC) was formed as a limited liability company under the laws of the State of Delaware on April 15, 2003. On December 28, 2007, the Fund changed its name and filed a registration statement under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, closed-end management investment company. The Fund commenced full scale investment activities on February 14, 2008. The Fund currently has one direct beneficial owner, Thirty-Eight Hundred Investments Limited (the “Feeder Fund”), a Cayman Islands exempted company, that owns all of the outstanding common shares. In turn, all of the common shares are indirectly beneficially owned by Wells Fargo & Company (“Wells Fargo”). The Feeder Fund may from time to time make additional paid-in capital contributions to the Fund without receiving additional common shares. These additional capital contributions are reflected on the Statements of Changes in Net Assets as contributed additional paid-in capital. The Fund has no present intention of offering additional common shares.

The Fund’s primary investment objective is to maximize total returns while seeking to maintain relative stability of principal and adequate liquidity.

2. Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Changes in economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially. The following summarizes the significant accounting policies of the Fund:

Valuation of Investments — The securities of the Fund are carried at their fair value. Security prices are generally provided by outside pricing services approved by the Fund’s Board of Directors (“Directors”). These pricing services may use broker quotes or models that consider such bond characteristics as coupon rate, rating, issue type, prepayment speed and maturity, when pricing securities. When market quotations are not readily available, including circumstances under which Wells Capital Management Incorporated (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, the portfolio security is valued at its fair value as determined in good faith under procedures established by the Fund’s valuation committee and under the general supervision of the Directors. Fair value estimates are made at a point in time based on recent market data as well as the best information available about the portfolio securities.

Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day where such securities are of the highest credit quality.

Loans are valued at the average of bid quotations obtained from a pricing service. The Fund has engaged an independent pricing service to provide market value quotations from dealers in loans. As of May 31, 2010, all investments in term loans were valued based on prices from such services.

The Fund is subject to fair value accounting standards that define fair value, establish a framework for measuring and provide a three-level hierarchy for valuation based upon the inputs to the valuation as of the

The Thirty-Eight Hundred Fund, LLC
Notes to Financial Statements (continued)
May 31, 2010 (unaudited)

measurement date. The three levels of the fair value hierarchy are as follows: Level 1 - quoted prices in active markets for identical securities, Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of May 31, 2010, in valuing the Fund’s assets carried at fair value:

Investments	Level 1	Level 2	Level 3	Total

Residential Mortgage-Backed Securities-Agency	$—	$1,507,188,299	$—	$1,507,188,299
Residential Mortgage-Backed Securities	—	2,665,227,144	—	2,665,227,144
Commercial Mortgage-Backed Securities	—	3,777,664,933	—	3,777,664,933
Auto Lease Backed Securities	—	29,433,524	1,012,564,123	1,041,997,647
Credit Card Backed Securities	—	560,597,788	—	560,597,788
Student Loan-Backed Security	—	27,966,010	—	27,966,010
Corporate Bonds	—	896,973,928	—	896,973,928
Real Estate Investment Trusts	—	51,875,871	—	51,875,871
Term Loans	—	262,572,621	—	262,572,621
Repurchase Agreement	—	200,000,000	—	200,000,000
Money Market Funds	745,398,966	—	—	745,398,966
Commercial Paper	—	183,950,076	—	183,950,076
Total Investments	$745,398,966	$10,163,450,194	$1,012,564,123	$11,921,413,283

Fair value estimates for auto lease backed securities for which limited observable market data is available are based on judgments regarding the current economic environment, observable spreads of auto loan backed securities, collateral, credit, interest rate risks and other such factors. These estimates involve significant uncertainties and judgments and cannot be determined with precision. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The Investment Adviser reviews the inputs used in the fair valuation of the auto lease backed securities which is currently comprised of 10% on brokers’ indicative bids (“broker quotes”) and 90% on spreads calculated by the Investment Adviser that rely on recent market data. The Investment Adviser uses observable spreads of auto loan backed securities and then adjusts these spread by factors that are related to the differences attributable to the auto lease backed securities and the differences between domestic and foreign issuers. In addition, the spread is also adjusted for risk and liquidity to arrive at a fair value of the auto lease backed securities.

The Thirty-Eight Hundred Fund, LLC
Notes to Financial Statements (continued)
May 31, 2010 (unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Auto Lease Backed
Investments in Securities	Securities

Balance as of November 30, 2009	$1,658,843,985
Accrued Accretion / (Amortization)	—
Change in Unrealized Appreciation / (Depreciation)	(31,032,781)
Gross Purchases	—
Gross Sales	(615,247,081)
Realized Gain / (Loss)	—
Transfers In / (Out)	—
Balance as of May 31, 2010	$1,012,564,123

The net change in unrealized appreciation for investments still held as of May 31, 2010 is $9,694,355.

Accounting for Investments and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined by the use of the specific identified cost method. Discounts are accreted and premiums are amortized using the effective interest method over the life of the respective securities and are included in interest income. Interest income is accrued daily. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally cease any additional interest income accrual and consider the realizability of interest accrued up to the date of default. Dividend income is recorded on the ex-dividend date.

Loan Assignments, Participations and Commitments — The Fund invests in loan assignments and loan participations. Loan assignments and participations are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. Such loan assignments and participations are typically senior, secured and collateralized in nature. The Fund records an investment on trade date and begins to accrue interest when the borrower withdraws money. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread.

The loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

The Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and the borrower (“intermediate participants”). In the event that the borrower, selling participant or intermediate participants become insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Unfunded loan commitments represent the remaining obligations of the Fund to the borrowers. At any point in time, up to the maturity date of an issue, the borrower may demand the unfunded portion. The Fund records these commitments on the trade date and begins to accrue interest on the date the commitment is funded. Net change in unrealized appreciation/depreciation on unfunded loan commitments is shown on the Statement of Operations. As of May 31, 2010, the Fund had no unfunded loan commitments.

The Thirty-Eight Hundred Fund, LLC
Notes to Financial Statements (continued)
May 31, 2010 (unaudited)

Repurchase Agreements — A repurchase agreement, which provides a means for the Fund to earn income on uninvested cash for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) purchases a security, usually in the form of a debt obligation (the “Obligation”) and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest. In the event of the seller’s default of the Obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the Obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Securities Traded on a To-Be-Announced Basis — The Fund may transact in To-Be-Announced Securities (“TBAs”). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date, utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund. As of May 31, 2010, the Fund had no TBAs.

Federal Taxes — The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund is subject to tax standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending December 31, 2008 and 2009 remain open to federal and state audit. As of May 31, 2010, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. The Fund intends to make cash distributions of all or a portion of its income to common shareholders at the discretion of the Directors at least annually. The Fund may pay capital gain distributions annually, if available.

3. Investment Management Fee

Investment advisory services are provided to the Fund by the Investment Adviser, an indirect wholly-owned subsidiary of Wells Fargo, pursuant to an Investment Management Agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement the Investment Adviser, subject to the oversight of the Fund’s Directors, is responsible for managing the Fund’s assets.

Pursuant to the Advisory Agreement, the Fund has agreed to pay the Investment Adviser a management fee for the services and facilities provided by the Investment Adviser, payable on a monthly basis, based on a fund-level fee, as described below.

The Thirty-Eight Hundred Fund, LLC
Notes to Financial Statements (continued)
May 31, 2010 (unaudited)

Average Daily Value of Assets Under Management	Fee Rate

Up to $1 billion	0.05%
$1 billion to $3 billion	0.03%
$3 billion to $6 billion	0.02%
$6 billion and over	0.01%

For the six months ended May 31, 2010, the Investment Adviser earned fees from the Fund in the amount of $1,128,303.

4. Other Service Providers

The Bank of New York Mellon (“BNYMellon”) and related entities provide administration, accounting, custody, transfer agency and other services to the Fund. The Fund pays BNYMellon a bundled fee payable monthly in arrears at the annual rate equal to 0.0075% of the Fund’s net assets.

Foreside Distribution Services, L.P. (the “Distributor”) provides distribution services to the Fund. The Distributor is not affiliated with the Investment Adviser, BNYMellon, or their affiliated companies.

Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides the Fund with a Principal Financial Officer/Treasurer.

IM Compliance, LLC (“IM Compliance”) provides the Fund with a Chief Compliance Officer as well as certain additional compliance support functions.

Neither the Distributor, FMS nor IM Compliance have a role in determining the investment policies or which securities are purchased or sold by the Fund.

In connection with the Directors’ responsibility for the overall management and supervision of the Fund’s affairs, the Directors meet periodically throughout the year to oversee the Fund’s activities, review contractual arrangements with service providers for the Fund and review the Fund’s performance.

The Fund pays the compensation for its Directors who are not “interested persons,” as that term is defined in the 1940 Act, of the Fund (“Independent Directors”). Each Independent Director receives an annual retainer of $30,000 and is reimbursed by the Fund for travel and out-of-pocket expenses in connection to their attendance at these meetings. The Directors who are interested persons of the Fund receive no compensation from the Fund.

5. Issuance of Floating Rate Notes

The Fund has received authorization from the Directors to offer, issue and sell Floating Rate Notes (“Notes”). On August 12, 2009, Notes with a principal amount of $186,600,000 were issued with a maturity date of August 12, 2010. The outstanding principal balance of the Notes bears an interest rate of the U.S. dollar three-month LIBOR plus 2.00% per annum. At May 31, 2010, the rate in effect for the Notes was 2.42125%, and this rate had been in effect since May 12, 2010. During the six months ended May 31, 2010, the Fund incurred interest expense of $2,148,842 and paid interest expense of $2,121,642.

The Thirty-Eight Hundred Fund, LLC
Notes to Financial Statements (continued)
May 31, 2010 (unaudited)

6. Placement Agency Agreement

The Fund entered into a placement agency agreement with Barclays Bank PLC in connection with the offering, issuance and private sale of the Notes. In accordance with this placement agency agreement, the Fund paid Barclays Bank PLC $2,500,000. This amount has been capitalized and is being amortized through the maturity of the Notes and is classified within interest expense on the Statement of Operations. The unamortized balance is included on the Statement of Assets and Liabilities under other assets.

7. Federal Income Tax

At November 30, 2009, the components of accumulated earnings on tax-basis were as follows:

Distribution in	Accumulated	Net Unrealized	Unrealized	Unrealized	Total
Excess of	Undistributed	Appreciation on	Appreciation	Depreciation on	Accumulated
Ordinary Income	Long Term Gain	Investments	on Investments	Investments	Earnings

$(67,203,654)	$14,054,465	$488,486,026	$730,000,657	$(241,514,631)	$435,336,837

At November 30, 2009, the cost of investments for Federal income tax purposes was $10,674,397,768. The distribution of $1,259,029,199 paid during the fiscal year ended November 30, 2009, was characterized as ordinary income.

Distributions to Shareholders

On December 30, 2009, the Fund distributed $5,000,000 of net investment income.

8. Security Transactions

The cost of purchases and proceeds from sales of securities for the six months ended May 31, 2010, excluding U.S. Government and short-term investments, were $926,195,547 and $1,203,636,419, respectively. The cost of purchases and proceeds from sales of U.S. Government securities for the six months ended May 31, 2010 were $0 and $253,271,005, respectively.

9. Capital Stock

During the six months ended May 31, 2010, there were no capital share transactions.

10. Risk Involved in Investing in the Fund

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of losses to be remote. The Fund invests in both residential and commercial mortgage-backed securities (“MBS”). MBS are securities backed by mortgages from which investors receive payments out of the interest and principal on the underlying

The Thirty-Eight Hundred Fund, LLC
Notes to Financial Statements (continued)
May 31, 2010 (unaudited)

mortgages. MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages in the event that interest rates decline. If the Fund buys MBS at a premium, mortgage foreclosures and prepayments of principal by mortgagors may result in some loss of the Fund’s principal investment to the extent of the premium paid. Alternatively, in a rising interest rate environment, the value of MBS may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The value of MBS may also change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities market as a whole. In addition, MBS are subject to the credit risk associated with the performance of the underlying mortgage properties. In certain instances, third-party guarantees or other forms of credit support can reduce the credit risk. If the Fund purchases MBS that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied.

Prior events have increased volatility in the values of many securities held in the Fund’s portfolio. For example, the U.S. Government placed Fannie Mae and Freddie Mac into conservatorship; Lehman filed for protection under the bankruptcy laws; Bank of America acquired Merrill Lynch; Wells Fargo has purchased Wachovia; and Citigroup and Morgan Stanley have combined their retail brokerage units. The Portfolio of Investments dated May 31, 2010 includes securities of some of these issuers and others that have been affected by these events. To the extent that the Fund continues to own these securities, the value of these securities may be subject to increased volatility.

11. Subsequent Event

The Fund has received authorization from the Directors to offer, issue and sell privately up to $400,000,000 aggregate principal amount of Floating Rate Notes (“Notes”) due 2011. The Notes, when issued, will have a one year maturity from the date of issuance, and will bear interest at a rate based on the U.S. dollar three-month LIBOR for the payment period, plus 2.00% per annum.

Pursuant to the placement agency agreement, the Fund will pay Barclays Bank PLC $2,500,000 upon the closing of any offering of the Notes made pursuant to the placement agency agreement.

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Management has determined that, except as set forth above, there were no material events that would require disclosure in the Fund’s financial statements through this date.

The Thirty-Eight Hundred Fund, LLC

Financial Highlights

These financial highlights reflect selected data for a common share outstanding throughout each period.

	For the Six Months			For the Period
	Ended		For the Year	January 1, 2008
	May 31, 2010		Ended	through
	(unaudited)		November 30, 2009	November 30, 2008

Net Asset Value, beginning of period	$2,205,453,660.00		$1,696,797,814.80	$38,391,405.40

Income from Investment Operations :
Net investment income(a)	77,836,289.80		146,514,221.20	76,617,181.60
Net realized and unrealized gain/(loss) on investments	69,294,568.00		293,947,463.80	(178,205,659.40)
Total from investment operations	147,130,857.80		440,461,685.00	(101,588,477.80)

Distributions paid to shareholder:
Net investment income	(1,000,000.00)		(234,673,289.60)	—
Net realized gain	—		(17,132,550.20)	—
Return of capital	—		—	(5,112.80)
Total distributions paid to shareholder	(1,000,000.00)		(251,805,839.80)	(5,112.80)

Effect of contributed additional paid-in capital	—		320,000,000.00	1,760,000,000.00

Net Asset Value, end of period	$2,351,584,517.80		$2,205,453,660.00	$1,696,797,814.80

Net assets, end of period (000’s omitted)	$11,757,923		$11,027,268	$8,483,989

Ratio of net investment income to average net assets	6.82	%(f)	7.47%	5.61	%(b)(f)

Ratio of expenses to average net assets	0.10	%(f)	0.13%	0.11	%(b)(f)

Total Return(c)	6.67	%(e)	25.98%	(264.63	)%(b)(e)
Internal Rate of Return	6.90	%(d)	24.99%	(7.48	)%(b)

Portfolio Turnover Rate	9	%(e)	24%	75	%(e)

(a)          Calculated based on average shares outstanding during the period.

(b)         Calculated for the period February 14, 2008 (commencement of investment operations) through November 30, 2008.

(c)          The Fund’s total return calculation excludes the effects of the additional paid-in capital contributions from the Fund’s ending net asset value per share.

(d)         The Internal Rate of Return (“IRR”) is computed based on the net asset value at the beginning of the period, the actual dates of all cash inflows (capital contributions) and outflows (cash distributions) during the period, and the ending net asset value at the end of the period.

(e)          Not annualized.

(f)            Annualized.

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC
Additional Information (unaudited)
May 31, 2010

Proxy Voting Policies, Procedures and Records

A description of the Fund’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund’s proxy voting records for the prior twelve-month period ended June 30 are available, without charge and upon request, by calling collect at (702) 791-6346 and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third quarters of each fiscal year on Form N-Q. Copies of the filings are available without charge and upon request on the SEC’s website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)          The Registrant’s Chief Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b)         There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Rule 30a-2(a) under the Act, and pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Rule 30a-2(b) under the Act, and pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Thirty-Eight Hundred Fund, LLC

By:	/s/ Joseph R. York

Name:	Joseph R. York

Title:	Chief Executive Officer

Date:	August 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph R. York

Name:	Joseph R. York

Title:	Chief Executive Officer

Date:	August 2, 2010

By:	/s/ Trudance L.C. Bakke

Name:	Trudance L.C. Bakke

Title:	Principal Financial Officer

Date:	August 2, 2010